Share Capital Share Capital (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions	1,529	8,557
Stock Issued During Period, Value, Acquisitions	$ 6,147	$ 68,627
Stock Issued During Period, Shares, Purchase of Assets		1,090
Stock Issued During Period, Value, Purchase of Assets		$ 6,454
Common Stock Issued, Warrants Exercised	349	2,101
Shares Issued For Warrants Exercised, Value	$ 1,265	$ 2,712
Shares, Issued	6,173	1,235
Proceeds received	$ 12,432	$ 8,512
Stock Issued During Period, Shares, Conversion of Convertible Securities		333
Stock Issued During Period, Value, Conversion of Convertible Securities		$ 2,500
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	292	247
Stock Issued During Period, Value, Stock Options Exercised	$ 225	$ 148
Common Shares Returned for Related Party Loan Payment		(194)
Common Shares Returned for Related Party Loan Payment, value		$ (1,513)
Stock Issued During Period, Shares, Issued for Services		53
Stock Issued During Period, Value, Issued for Services		$ 443
Shares Issued for Payment of Interest Expense	668	34
Shares Issued for Settlement of Related Party Interest Expense	$ 1,560	$ 234
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures	1,239
Restricted Stock, Value, Shares Issued Net of Tax Withholdings	$ (231)
Shares Issued for Adjustment Warrants	394
Shares Issued for Adjustment Warrants, value	$ 0
Shares Issued For the Year	10,644	13,456
Shares Issued For the Year, Value	$ 21,398	$ 88,117